Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Transition 2020 Fund), Class A)	0 Months Ended
Jun. 27, 2012
(Oppenheimer Transition 2020 Fund) | Class A
Bar Chart Table:
Annual Return 2007	8.68%
Annual Return 2008	(43.56%)
Annual Return 2009	31.49%
Annual Return 2010	11.90%
Annual Return 2011	(3.74%)